Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Number and Amount of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) Transaction	Dec. 31, 2018 USD ($) Transaction	Dec. 31, 2019 USD ($) Transaction	Dec. 31, 2018 USD ($) Transaction
Impairment Provisions And Recoveries [Abstract]
Number of transactions | Transaction	1,261,020	2,083,622	3,887,467	5,122,894
Amount of the transactions | $	$ 60,327	$ 85,139	$ 159,250	$ 114,671